Supplemental Condensed Consolidated Income Statement (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Condensed Financial Statements, Captions [Line Items]
Sales	$ 1,564.0	$ 771.4	$ 880.2	$ 993.6	$ 1,513.3	$ 716.2	$ 853.9	$ 900.0	$ 4,209.2	$ 3,983.4	$ 3,749.2
Cost of sales									(2,628.7)	(2,446.0)	(2,311.6)
Gross margin	648.8	239.2	309.7	382.8	637.1	235.4	311.2	353.7	1,580.5	1,537.4	1,437.6
Selling, general and administrative expenses									(1,196.7)	(1,138.3)	(1,056.7)
Other operating income, net									186.7	161.4	126.5
Operating (loss) income									570.5	560.5	507.4
Interest expense, net									(4.0)	(3.6)	(5.3)
(Loss) income before income taxes									566.5	556.9	502.1
Income taxes									(198.5)	(197.0)	(177.7)
Net income	175.2	33.6	67.4	91.8	171.8	34.9	70.7	82.5	368.0	359.9	324.4
Signet Jewelers Limited
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expenses									(2.9)	(3.5)	(4.3)
Other operating income, net											0.1
Operating (loss) income									(2.9)	(3.5)	(4.2)
(Loss) income before income taxes									(2.9)	(3.5)	(4.2)
Equity in income of subsidiaries									370.9	363.4	328.6
Net income									368.0	359.9	324.4
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Sales									4,162.9	3,948.5	3,719.6
Cost of sales									(2,621.2)	(2,443.4)	(2,311.4)
Gross margin									1,541.7	1,505.1	1,408.2
Selling, general and administrative expenses									(1,193.1)	(1,135.6)	(1,053.2)
Other operating income, net									183.8	161.7	126.8
Operating (loss) income									532.4	531.2	481.8
Intercompany interest (expense) income									(34.5)	(41.1)	(43.0)
Interest expense, net									(3.9)	(3.7)	(5.2)
(Loss) income before income taxes									494.0	486.4	433.6
Income taxes									(196.8)	(195.8)	(173.8)
Equity in income of subsidiaries									344.2	333.9	308.8
Net income									641.4	624.5	568.6
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Sales									46.3	34.9	29.6
Cost of sales									(7.5)	(2.6)	(0.2)
Gross margin									38.8	32.3	29.4
Selling, general and administrative expenses									(0.7)	0.8	0.8
Other operating income, net									2.9	(0.3)	(0.4)
Operating (loss) income									41.0	32.8	29.8
Intercompany interest (expense) income									34.5	41.1	43.0
Interest expense, net									(0.1)	0.1	(0.1)
(Loss) income before income taxes									75.4	74.0	72.7
Income taxes									(1.7)	(1.2)	(3.9)
Equity in income of subsidiaries									301.3	295.1	269.4
Net income									375.0	367.9	338.2
Eliminations
Condensed Financial Statements, Captions [Line Items]
Equity in income of subsidiaries									(1,016.4)	(992.4)	(906.8)
Net income									$ (1,016.4)	$ (992.4)	$ (906.8)